Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Sep. 26, 2025	Mar. 27, 2025	Sep. 27, 2024	Mar. 27, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					$ 2,938	$ 5,929
Voyage Expenses [Member] | Non-Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense					79	$ 198
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares					$ 2,783		$ 1,572
Recognition period for unrecognized cost for non-vested shares					1 year 2 months 26 days
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				550,000
Shares granted (in shares)				502,500
Grant date fair value (in dollars per share)				$ 8.42
Shares vested (in shares)				107,250
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	144,000	108,000	142,750
Forfeited (in shares)			(500)
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				285,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member] | Non-Executive Employees and Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)				217,500
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Equity Incentive Plan [Abstract]
Forfeited (in shares)					(333)